CRYPTOCURRENCIES - Additional information about ETH (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Additional information about ETH
Realized gain or loss	¥ 10,864,747	$ 1,575,240
Ethereum [Member]
Additional information about ETH
Opening balance		0	$ 0
Receipt of ETH from NFT business		9,573,703
Receipt of ETH from Games		154,359
Additions from exchange of BTC&USDT		4,087,824
Interest income		1,019
Used in operating activities		(6,152,339)
Realized gain or loss		(213,941)
Less: Impairment of cryptocurrencies		(2,526,053)
Ending balance		$ 4,924,572	$ 0